Note 7 - Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
7.
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses included the following:

	December 31,	December 31,
	2015	2016
Accounts payable	$174,539	$22,231
Payroll tax liability	137,500	137,500
Officer bonus	—	80,000
Accrued interest	12,944	40,372

Total Accounts Payable and Accrued Expenses	$324,983	$280,103

The payroll tax liability is our estimate of payroll taxes due on the past services of independent contractors. We are currently attempting to reduce the liability to approximately
$5,000
through the IRS Voluntary Classification Settlement Program.

On
September
27,
2016,
the board approved a
$
60,000
bonus for each of our Chief Executive and Chief Science Officers. As of
December
31,
2016,
$80,000
of this bonus remains to be paid. In
January
2017,
$
40,000
was paid to each of our Chief Executive and Chief Science Officer.

Issuance of Common Stock in exchange for payment of payables

Payment of Officer Salaries

During
2015
we issued
738,837
shares of our common stock at a range of
$0.35
-
$0.36
per share in lieu of
$309,975
of accrued and unpaid obligations to our officers. During
2016
we did not issue stock for service to our officers as their salaries were paid in cash.

Payment of Consultant Fees and Accrued Interest

During
2016,
we issued
2,342,264
shares of our common stock at a range of
$0.25
-
$0.83
per share in lieu of
$993,078
of accrued interest and accrued and unpaid obligations to consultants.

During
2015
we issued
631,643
shares of our common stock at a range of
$0.35
-
$0.36
per share in lieu of
$360,364
of accrued interest and accrued and unpaid obligations to consultants.

All of these offerings and sales were made in reliance on the exemption from registration contained in Section
4(2)
of the Securities Exchange Act and/or Regulation D promulgated thereunder as not involving a public offering of securities.